Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Oct. 18, 2019
Total number of AGA voided	0
Total number of AGA remaining	35,070
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.00%
AGA D | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the Executive Board Meeting	Jul. 18, 2019
Total number of AGA subscribed	3,000
Total number of AGA voided	0
Total number of AGA definitively vested	0
Total number of AGA remaining	3,000
Acquisition period	From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
AGA D | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the Executive Board Meeting	Jul. 18, 2019
Total number of AGA subscribed	16,070
Total number of AGA voided	450
Total number of AGA definitively vested	0
Total number of AGA remaining	15,620
Acquisition period	From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
AGA S | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the Executive Board Meeting	Jul. 18, 2019
Total number of AGA subscribed	0
Total number of AGA voided	0
Total number of AGA definitively vested	0
Total number of AGA remaining	0
Acquisition period	From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
AGA S | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the Executive Board Meeting	Jul. 18, 2019
Total number of AGA subscribed	17,556
Total number of AGA voided	702
Total number of AGA definitively vested	0
Total number of AGA remaining	16,854
Acquisition period	From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
AGA D and S
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 07, 2018
Date of the Executive Board Meeting		Nov. 22, 2018
Total number of AGA subscribed		35,800
Total number of AGA voided		1,872
Total number of AGA definitively vested		0
Total number of AGA remaining		33,928
Acquisition period		From 11/22/2018 to 12/31/2020
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 20.02
Expected dividends		0.00%
Expected volatility		38.00%
Risk-free interest rate		0.00%
Turnover rate		15.00%
AGA D and S 2017-1 and 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 22, 2017
Date of the Executive Board Meeting			Dec. 06, 2017
Total number of AGA subscribed			41,196
Total number of AGA voided			9,846
Total number of AGA definitively vested			19,403
Total number of AGA remaining			11,947
Acquisition period			From 12/06/2017 to 12/31/2020
Valuation method used			Monte Carlo
Price of the share at the time of allocation | € / shares			€ 21.95
Expected dividends			0.00%
Expected volatility			53.70%
Risk-free interest rate			0.00%
Turnover rate			15.00%
AGA D and S 2016-1 and 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 21, 2016
Date of the Management Board meeting				Dec. 15, 2016
Total number of AGA subscribed				30,709
Total number of AGA voided				5,429
Total number of AGA definitively vested				25,280
Total number of AGA remaining				0
Acquisition period				From 12/15/2016 to 12/15/2019
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 20.78
Expected dividends				0.00%
Expected volatility				63.00%
Risk-free interest rate				0.00%
Turnover rate				15.00%